Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	[1]
Non-Current Assets
Property, plant and equipment	$ 1,358,292	$ 1,493,220
Right of use assets	209,694	238,053
Investment property	31,179	34,295
Intangible assets	26,930	33,679
Biological assets	14,725	13,303
Deferred income tax assets	19,821	13,664
Trade and other receivables, net	52,266	44,993
Derivative financial instruments	1,951	0
Other assets	809	1,034
Total Non-Current Assets	1,715,667	1,872,241
Current Assets
Biological assets	150,968	117,133
Inventories	133,461	112,790
Trade and other receivables, net	145,662	127,338
Derivative financial instruments	151	1,435
Other assets	45	94
Cash and cash equivalents	336,282	290,276	[2]
Total Current Assets	766,569	649,066
TOTAL ASSETS	2,482,236	2,521,307
Capital and reserves attributable to equity holders of the parent
Share capital	183,573	183,573
Share premium	902,815	901,739
Cumulative translation adjustment	(555,044)	(492,374)
Equity-settled compensation	14,795	15,354
Cash flow hedge	(90,689)	(76,303)
Other reserves	83,406	66,047
Treasury shares	(7,630)	(7,946)
Revaluation surplus	343,570	337,877
Reserve from the sale of non-controlling interests in subsidiaries	41,574	41,574
Retained earnings	8,671	18,728
Equity attributable to equity holders of the parent	925,041	988,269
Non-controlling interest	38,683	40,614
TOTAL SHAREHOLDERS EQUITY	963,724	1,028,883
Non-Current Liabilities
Trade and other payables	290	3,599
Borrowings	813,464	780,202
Lease liabilities	159,435	174,570
Deferred income tax liabilities	182,377	165,508
Payroll and social liabilities	1,075	1,209
Provisions for other liabilities	2,705	2,936
Total Non-Current Liabilities	1,159,346	1,128,024
Current Liabilities
Trade and other payables	126,315	106,887
Current income tax liabilities	760	754
Payroll and social liabilities	23,333	25,208
Borrowings	157,626	188,078
Lease liabilities	36,337	41,814
Derivative financial instruments	13,141	1,423
Provisions for other liabilities	1,654	236
Total Current Liabilities	359,166	364,400
TOTAL LIABILITIES	1,518,512	1,492,424
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 2,482,236	$ 2,521,307

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1